INCOME TAX - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended					24 Months Ended
	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2008	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	15.00%	15.00%
Undistributed Earnings of Foreign Subsidiaries (in dollars)	¥ 5,130,795					¥ 4,089,013	$ 776,254	$ 623,213
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			10.00%
Operating Loss Carry Forwards Expiration							246
Withholding tax rate profits of subsidiaries earned					10.00%
Withholding Tax On Capital Gain		$ 5,825
Distributed Earnings	¥ 400,000	$ 58,252
Undistributed, Retained Earnings Of Foreign Subsidiaries With No Withholding Tax							63,716	63,716
SINGAPORE [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	17.00%	17.00%
Operating Loss Carryforwards (in dollars)							57,167
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	24.00%	24.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%
Macau [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	12.00%	12.00%
INDIA [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	30.00%	30.00%
QATAR
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	10.00%	10.00%
ID [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)							666
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%
Operating Loss Carryforwards (in dollars)							6,277
Withholding Tax On Capital Gain		$ 2,847	$ 4,784	$ (2,799)
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries							61,999	48,922
Undistributed Earnings Of Foreign Subsidiaries With No Withholding Tax							$ 621,707	$ 552,937
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			10.00%
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%	15.00%
Beijing Hollysys Industrial Software Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential						15.00%